Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On(3):
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Company TSR ($)	Russell 3000 Industrial Transportation Sector TSR ($)	Net Income ($)(4)	Adjusted Return on Equity (%)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	5,740,515	7,960,559	1,420,899	1,866,614	197.89	137.51	746,922	28.4
2021	5,768,732	8,226,462	1,528,887	1,953,541	166.24	161.03	530,240	28.1
2020	4,975,895	7,733,755	1,223,095	1,657,998	128.39	126.72	329,779	15.9

Company Selected Measure Name	Adjusted Return on Equity
Named Executive Officers, Footnote [Text Block]	Reflects the total compensation of our Chief Executive Officer, who is our principal executive officer (“PEO”), and the average total compensation of our non-PEO NEOs as calculated in the Summary Compensation Table for each of the years shown. The PEO whose compensation is set forth in columns (b) and (c) is Brian M. Sondey for each of the years shown and the non-PEO NEOs whose compensation is set forth in columns (d) and (e) for each of the years shown are John Burns, John F. O’Callaghan, Kevin Valentine and Carla Heiss.
Peer Group Issuers, Footnote [Text Block]	The amounts shown compare the Company’s cumulative TSR with the Russell 3000 Industrial Transportation Sector cumulative TSR for the period beginning on December 31, 2019 and ending on December 31, 2022. Pursuant to SEC rules, the comparison assumes that the value of the investment in the Company’s common shares and the Russell 3000 Industrial Transportation Sector was $100 on December 31, 2019 and that all dividends were reinvested. The Russell 3000 Industrial Transportation Sector, which includes the majority of the companies in the Company’s executive compensation peer group, is the published industry/line-of-business index that the Company used in presenting the Performance Graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 14, 2023.
PEO Total Compensation Amount	$ 5,740,515	$ 5,768,732	$ 4,975,895
PEO Actually Paid Compensation Amount	$ 7,960,559	8,226,462	7,733,755
Adjustment To PEO Compensation, Footnote [Text Block]	The following tables set forth the adjustments made during each of the years shown to arrive at compensation actually paid (“CAP”) to our PEO and other NEOs during the applicable year:
Determination of CAP to our PEO:

		2022 ($)	2021 ($)	2020 ($)
Total Compensation as Reported in Summary Compensation Table		5,740,515	5,768,732	4,975,895
(Subtract)	Grant date fair value of equity awards granted during fiscal year	(3,456,299)	(2,827,182)	(2,384,880)
Add	Fair value of equity awards granted in current fiscal year – value at year-end	3,705,179	3,321,263	3,041,286
Add	Dividends paid on unvested equity awards during fiscal year	489,557	437,459	422,937
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	1,481,607	1,526,190	1,678,517
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year(i)	—	—	—
(Subtract)	Fair value of forfeited equity awards determined at end of prior fiscal year for awards made in prior fiscal years that were forfeited during current fiscal year(ii)	—	—	—
Equals	Compensation Actually Paid to PEO(iii)	7,960,559	8,226,462	7,733,755
(i)No adjustment was made because the vesting date for the equity awards that vested during each year shown was January 1 of such year.
(ii)No adjustment was made because no equity awards were forfeited during each of the years shown.
(iii)The variance between the Summary Compensation Table total and CAP of our PEO for each of the years shown is exclusively a result of the different methodology required to calculate equity value in the Summary Compensation Table as compared to the Pay Versus Performance Table. The Company does not provide the PEO with pension plan benefits.
Determination of Average CAP to our Non-PEO NEOs:

		2022 ($)	2021 ($)	2020 ($)
Total Compensation as Reported in Summary Compensation Table		1,420,899	1,528,887	1,223,095
(Subtract)	Grant date fair value of equity awards granted during fiscal year	(539,714)	(524,659)	(342,978)
Add	Fair value of equity awards granted in current fiscal year – value at year-end	578,577	616,349	437,378
Add	Dividends paid on unvested equity awards during fiscal year	85,223	75,912	68,206
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	300,978	257,052	272,297
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year(i)	20,651	—	—
(Subtract)	Fair value of forfeited equity awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year(ii)	—	—	—
Equals	Compensation Actually Paid to Non-PEO NEOs(iii)	1,866,614	1,953,541	1,657,998
(i)The adjustment made for fiscal year 2022 reflects the vesting of an equity award of a non-PEO NEO in December of such year. All other equity awards of non-PEO NEOs that vested during fiscal year 2022 vested on January 1 of such year. No adjustment was made for fiscal years 2021 or 2020 because the vesting date for the equity awards that vested during each of those years was January 1 of such year.
(ii)No adjustment was made because no equity awards were forfeited during each of the years shown.
(iii)The variance between the average Summary Compensation Table total and average CAP of our non-PEO NEOs for each of the years shown is exclusively a result of the different methodology required to calculate equity value in the Summary Compensation Table as compared to the Pay Versus Performance Table. The Company does not provide any non-PEO NEOs with pension plan benefits.

Non-PEO NEO Average Total Compensation Amount	$ 1,420,899	1,528,887	1,223,095
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,866,614	1,953,541	1,657,998
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following tables set forth the adjustments made during each of the years shown to arrive at compensation actually paid (“CAP”) to our PEO and other NEOs during the applicable year:
Determination of CAP to our PEO:

		2022 ($)	2021 ($)	2020 ($)
Total Compensation as Reported in Summary Compensation Table		5,740,515	5,768,732	4,975,895
(Subtract)	Grant date fair value of equity awards granted during fiscal year	(3,456,299)	(2,827,182)	(2,384,880)
Add	Fair value of equity awards granted in current fiscal year – value at year-end	3,705,179	3,321,263	3,041,286
Add	Dividends paid on unvested equity awards during fiscal year	489,557	437,459	422,937
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	1,481,607	1,526,190	1,678,517
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year(i)	—	—	—
(Subtract)	Fair value of forfeited equity awards determined at end of prior fiscal year for awards made in prior fiscal years that were forfeited during current fiscal year(ii)	—	—	—
Equals	Compensation Actually Paid to PEO(iii)	7,960,559	8,226,462	7,733,755
(i)No adjustment was made because the vesting date for the equity awards that vested during each year shown was January 1 of such year.
(ii)No adjustment was made because no equity awards were forfeited during each of the years shown.
(iii)The variance between the Summary Compensation Table total and CAP of our PEO for each of the years shown is exclusively a result of the different methodology required to calculate equity value in the Summary Compensation Table as compared to the Pay Versus Performance Table. The Company does not provide the PEO with pension plan benefits.
Determination of Average CAP to our Non-PEO NEOs:

		2022 ($)	2021 ($)	2020 ($)
Total Compensation as Reported in Summary Compensation Table		1,420,899	1,528,887	1,223,095
(Subtract)	Grant date fair value of equity awards granted during fiscal year	(539,714)	(524,659)	(342,978)
Add	Fair value of equity awards granted in current fiscal year – value at year-end	578,577	616,349	437,378
Add	Dividends paid on unvested equity awards during fiscal year	85,223	75,912	68,206
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	300,978	257,052	272,297
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year(i)	20,651	—	—
(Subtract)	Fair value of forfeited equity awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year(ii)	—	—	—
Equals	Compensation Actually Paid to Non-PEO NEOs(iii)	1,866,614	1,953,541	1,657,998
(i)The adjustment made for fiscal year 2022 reflects the vesting of an equity award of a non-PEO NEO in December of such year. All other equity awards of non-PEO NEOs that vested during fiscal year 2022 vested on January 1 of such year. No adjustment was made for fiscal years 2021 or 2020 because the vesting date for the equity awards that vested during each of those years was January 1 of such year.
(ii)No adjustment was made because no equity awards were forfeited during each of the years shown.
(iii)The variance between the average Summary Compensation Table total and average CAP of our non-PEO NEOs for each of the years shown is exclusively a result of the different methodology required to calculate equity value in the Summary Compensation Table as compared to the Pay Versus Performance Table. The Company does not provide any non-PEO NEOs with pension plan benefits.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP Versus Total Shareholder Return
As shown in the chart below, our PEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. On an absolute basis, lower Company TSR performance in 2020 aligned with lower CAP to our PEO and lower average CAP to our other NEOs for 2020, while significant Company TSR growth in each of the last two years aligns with CAP to our PEO and average CAP to our other NEOs at higher levels for 2022 and 2021 as compared to 2020. On a relative basis, the Company’s increasingly strong TSR performance in each of 2020, 2021 and 2022 relative to the Russell 3000 Industrial Transportation Sector TSR in each respective year aligned with higher CAP to our PEO and higher average CAP to our other NEOs in each of 2022 and 2021 as compared to 2020.

CAP VS. TSR

Compensation Actually Paid vs. Net Income [Text Block]
CAP Versus Net Income
As shown in the chart below, the Company’s net income has improved in each of the last two years, aligning directionally with higher CAP to our PEO and higher average CAP to our other NEOs for each of 2022 and 2021, as compared to 2020. However, the Company does not use net income to determine compensation levels or incentive plan payouts.

CAP VS. NET INCOME

Tabular List [Table Text Block]

TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES(1)(2)

•Adjusted Earnings Per Share(3) •Adjusted Return on Equity(3) •Cash Flow before Capital Expenditures(3)	•Growth in Revenue Earning Assets •Relative TSR

Total Shareholder Return Amount	$ 197.89	166.24	128.39
Peer Group Total Shareholder Return Amount	137.51	161.03	126.72
Net Income (Loss)	$ 746,922	$ 530,240	$ 329,779
Company Selected Measure Amount	0.284	0.281	0.159
PEO Name	Brian M. Sondey
Additional 402(v) Disclosure [Text Block]	Reflects after-tax net income prepared in accordance with GAAP for each of the years shown.The financial performance measures in this list are ordered alphabetically. The placement of each measure within the list is not indicative of relative rank or importance.For further information regarding these financial performance measures and their function in the Company’s executive compensation program, see the “Compensation Discussion and Analysis” section of this proxy statementAdjusted Earnings Per Share, Adjusted Return on Equity and Cash Flow before Capital Expenditures as used in this proxy statement are non-GAAP financial measures. Refer to Appendix A for a further discussion of these measures.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
CAP Versus Adjusted Return on Equity
Adjusted Return on Equity, which measures how efficiently management uses investors’ capital to generate profits, is the most important financial performance measure used by the Company to link compensation to performance. It is a performance metric used in the Company’s long-term equity incentive awards, with a weighting of 50% for performance-based restricted share awards, which constitute the majority of equity-based compensation granted to our NEOs. As shown in the chart below, lower Adjusted Return on Equity performance in 2020 aligned with lower CAP to our PEO and lower average CAP to our other NEOs for 2020, while growth in the last two years aligns with CAP to our NEOs at higher levels for each of 2022 and 2021 as compared to 2020.

CAP VS. ADJUSTED RETURN ON EQUITY

Non-GAAP Measure Description [Text Block]	Adjusted Return on Equity is the financial measure from the Tabular List of Financial Performance Measures below which in the Company’s assessment represents the most important financial performance measure used by the Company to link CAP to the Company’s PEO and other NEOs for the years shown to the Company’s performance. Please see “CAP versus Adjusted Return on Equity” below for additional information on the relationship between Adjusted Return on Equity and CAP. Adjusted Return on Equity as used in this proxy statement is a non-GAAP financial measure. Refer to Appendix A for further discussion on this measure, including a reconciliation of Adjusted Return on Equity to the most directly comparable GAAP measure.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,456,299)	$ (2,827,182)	$ (2,384,880)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,705,179	3,321,263	3,041,286
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	489,557	437,459	422,937
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,481,607	1,526,190	1,678,517
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Forfeited in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Equity
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow before Capital Expenditures
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Revenue Earning Assets
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (539,714)	(524,659)	(342,978)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	578,577	616,349	437,378
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	85,223	75,912	68,206
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	300,978	257,052	272,297
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,651	0	0
Non-PEO NEO [Member] | Equity Awards Forfeited in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0